Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued liabilities and other payables [Abstract]
Accrued local taxes	$ 271,801	$ 59,719	$ 39,572
Advance from employees	49,360	45,787	30,062
Payable for construction and improvements	163,400	150,102	49,650
Payable for machinery and equipment	57,055	58,327	50,965
Accrued payroll	18,302	10,220
Accrued professional fees	60,000	42,000
Other	56,155	140,689	53,949
Total	$ 676,073	$ 506,844	$ 224,198